License, research and consulting agreements (Details Textual) € in Millions		12 Months Ended
	Oct. 12, 2011 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2007 USD ($)	Feb. 12, 2014 USD ($)	Oct. 12, 2011 EUR (€)
License, Research And Consulting Agreements [Line Items]
License and Research and Development Revenues		$ 2,800,000	$ 3,000,000	$ 3,300,000
Merck Serono [Member]
License, Research And Consulting Agreements [Line Items]
Amortization				2,745,000
Up Front Payment							$ 2,700,000
Payment For Exercising The Option					$ 6,500,000	€ 5.0
Maximum Milestone Payments Eligibility					$ 53,000,000	€ 41.0
Accelerated Amortization				1,426,000
Corning France and Corning Incorporated [Member]
License, Research And Consulting Agreements [Line Items]
Proceeds from Royalties Received			111,000	152,000
Corning France and Corning Incorporated [Member] | Subsequent Event [Member]
License, Research And Consulting Agreements [Line Items]
Research and Product Development Agreement Termination								$ 336,000
Eagle Pharmaceuticals Inc [Member]
License, Research And Consulting Agreements [Line Items]
Research and Development Revenues	$ 345,000		$ 31,600	659,000
Amortization				$ 43,000
Milestone Payments Receivable	$ 1,200,000								€ 0.9